UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo – American Funds®]

AMCAP Fund
Investment portfolio

May 31, 2007
 unaudited

Common stocks — 84.21%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.67%
Cisco Systems, Inc.[1]	24,604,300	$662,348
Oracle Corp.[1]	33,956,991	658,086
Intel Corp.	24,067,000	533,565
Google Inc., Class A1	1,055,000	525,126
Microsoft Corp.	15,895,000	487,500
Texas Instruments Inc.	12,250,000	433,160
eBay Inc.[1]	7,400,000	240,944
Automatic Data Processing, Inc.	3,500,000	173,950
Altera Corp.	5,250,000	119,753
Linear Technology Corp.	3,200,000	114,848
Accenture Ltd, Class A	2,710,000	110,947
Hon Hai Precision Industry Co., Ltd.	15,000,000	106,040
Western Union Co.	4,631,800	103,984
Microchip Technology Inc.	2,500,000	101,450
NAVTEQ Corp.[1]	2,353,500	100,800
Maxim Integrated Products, Inc.	3,045,000	93,634
EMC Corp.[1]	5,500,000	92,895
Yahoo! Inc.[1]	3,000,000	86,100
Xilinx, Inc.	2,500,000	71,200
Apple Inc.[1]	550,000	66,858
Paychex, Inc.	1,600,000	64,640
Analog Devices, Inc.	1,750,000	63,368
Dell Inc.[1]	2,300,000	61,801
KLA-Tencor Corp.	1,020,000	56,080
Applied Materials, Inc.	2,700,000	51,570
Intersil Corp., Class A	1,500,000	45,150
Affiliated Computer Services, Inc., Class A1	727,800	42,467
Delta Electronics, Inc.	11,500,000	37,602
Rogers Corp.[1]	750,000	30,180
Jabil Circuit, Inc.	1,087,000	25,001
National Instruments Corp.	768,750	24,231
Cadence Design Systems, Inc.[1]	796,400	18,086
First Data Corp.	500,000	16,350
Solectron Corp.[1]	1,538,100	5,230
		5,424,944

CONSUMER DISCRETIONARY — 18.54%
Lowe’s Companies, Inc.	21,193,700	695,577
Target Corp.	9,250,000	577,478
Carnival Corp., units	8,525,200	430,011
Johnson Controls, Inc.	3,390,000	371,883
Best Buy Co., Inc.	6,300,000	304,227
YUM! Brands, Inc.	3,738,000	253,137
Williams-Sonoma, Inc.[2]	6,000,000	203,340
Ross Stores, Inc.	5,525,000	181,441
Harley-Davidson, Inc.	2,896,900	176,972
Time Warner Inc.	7,647,500	163,427
Brinker International, Inc.	4,687,500	149,813
Walt Disney Co.	4,000,000	141,760
E. W. Scripps Co., Class A	3,100,000	141,422
O’Reilly Automotive, Inc.[1]	3,543,700	134,625
Tractor Supply Co.[1,2]	2,525,000	134,355
Harman International Industries, Inc.	900,506	106,845
Comcast Corp., Class A, special nonvoting stock[1]	3,750,000	101,925
Expedia, Inc.[1]	4,000,000	96,120
Kohl’s Corp.[1]	1,275,000	96,033
OSI Restaurant Partners, Inc.	2,250,000	91,575
Gentex Corp.	5,130,000	91,058
Dollar General Corp.	3,590,800	77,705
Discovery Holding Co., Class A1	3,245,000	75,868
Talbots, Inc.[2]	3,057,725	66,506
Applebee’s International, Inc.	2,500,000	65,500
P.F. Chang’s China Bistro, Inc.[1,2]	1,650,000	64,003
Liberty Media Holding Corp., Liberty Interactive, Series A1	1,750,000	42,402
Fossil, Inc.[1]	1,315,000	41,041
IAC/InterActiveCorp[1]	1,054,800	36,496
		5,112,545

HEALTH CARE — 15.86%
UnitedHealth Group Inc.	12,106,400	663,068
WellPoint, Inc.[1]	6,700,000	545,447
Medco Health Solutions, Inc.[1]	3,987,100	310,037
Medtronic, Inc.	5,200,000	276,484
Amgen Inc.[1]	4,740,800	267,049
Roche Holding AG	1,262,000	231,665
St. Jude Medical, Inc.[1]	4,929,200	210,428
Alcon, Inc.	1,265,454	174,709
Cephalon, Inc.[1]	2,000,000	166,020
Forest Laboratories, Inc.[1]	2,945,000	149,341
Bristol-Myers Squibb Co.	4,225,000	128,060
Biogen Idec Inc.[1]	2,380,000	124,284
Medicis Pharmaceutical Corp., Class A2	3,625,000	119,625
Beckman Coulter, Inc.	1,728,600	113,050
Genentech, Inc.[1]	1,410,000	112,476
Lincare Holdings Inc.[1]	2,800,000	112,252
Express Scripts, Inc.[1]	1,080,000	110,268
Becton, Dickinson and Co.	1,200,000	91,500
Abbott Laboratories	1,400,000	78,890
McKesson Corp.	1,100,000	69,443
Haemonetics Corp.[1]	1,190,000	59,072
Eli Lilly and Co.	900,000	52,758
Gilead Sciences, Inc.[1]	500,000	41,385
Boston Scientific Corp.[1]	2,547,890	39,925
Johnson & Johnson	500,000	31,635
AstraZeneca PLC (Sweden)	507,400	26,862
Henry Schein, Inc.[1]	500,000	26,765
Mentor Corp.	607,100	24,551
IDEXX Laboratories, Inc.[1]	189,900	16,766
		4,373,815

FINANCIALS — 8.28%
Fannie Mae	8,640,000	$552,269
Capital One Financial Corp.	5,801,200	462,820
American International Group, Inc.	4,365,000	315,764
Wachovia Corp.	3,307,008	179,207
Freddie Mac	2,550,000	170,314
Hudson City Bancorp, Inc.	10,800,000	142,452
Wells Fargo & Co.	3,440,000	124,150
M&T Bank Corp.	959,230	105,928
Commerce Bancorp, Inc.	3,000,000	103,560
Bank of New York Co., Inc.	1,740,000	70,574
City National Corp.	510,000	39,494
Arthur J. Gallagher & Co.	600,000	17,640
		2,284,172

ENERGY — 6.81%
Schlumberger Ltd.	6,560,000	510,827
Devon Energy Corp.	3,020,000	231,876
Newfield Exploration Co.[1]	3,795,000	182,312
Apache Corp.	2,150,000	173,612
FMC Technologies, Inc.[1]	2,285,000	172,746
EOG Resources, Inc.	2,122,900	163,251
Smith International, Inc.	2,742,896	152,258
Murphy Oil Corp.	2,200,000	129,800
Noble Corp.	1,200,000	110,868
ConocoPhillips	650,000	50,330
		1,877,880

CONSUMER STAPLES — 6.12%
PepsiCo, Inc.	5,000,000	341,650
L’Oréal SA	2,300,000	273,196
Altria Group, Inc.	2,500,000	177,750
CVS/Caremark Corp.	4,005,000	154,353
Avon Products, Inc.	4,000,000	153,560
Church & Dwight Co., Inc.	2,867,800	143,419
Wm. Wrigley Jr. Co.	1,870,000	109,582
Costco Wholesale Corp.	1,600,000	90,352
Dean Foods Co.[1]	2,500,000	81,900
Walgreen Co.	1,600,000	72,208
Wal-Mart Stores, Inc.	1,000,000	47,600
Kraft Foods Inc., Class A	1,211,042	40,982
		1,686,552

INDUSTRIALS — 5.50%
Precision Castparts Corp.	3,640,000	435,199
Robert Half International Inc.	6,800,000	238,952
United Parcel Service, Inc., Class B	3,200,000	230,304
General Electric Co.	5,400,000	202,932
Avery Dennison Corp.	1,744,200	113,844
FedEx Corp.	790,000	88,180
Mine Safety Appliances Co.[2]	1,942,750	83,538
United Technologies Corp	1,000,000	70,550
Southwest Airlines Co.	3,685,000	52,732
		1,516,231

TELECOMMUNICATION SERVICES — 2.40%
Sprint Nextel Corp., Series 1	15,970,000	$364,915
Telephone and Data Systems, Inc., Special Common Shares	2,000,000	116,000
Telephone and Data Systems, Inc.	1,575,000	97,492
CenturyTel, Inc.	890,000	43,984
United States Cellular Corp.[1]	501,600	39,812
		662,203

MATERIALS — 0.28%
Sealed Air Corp.	2,400,000	77,520

UTILITIES — 0.09%
Duke Energy Corp.	1,299,000	25,382

MISCELLANEOUS — 0.66%
Other common stocks in initial period of acquisition		180,756

Total common stocks (cost: $15,996,031,000)		23,222,000

	Principal amount
Short-term securities — 16.05%	(000)

Procter & Gamble International Funding S.C.A. 5.21%–5.23% due 6/1–7/31/2007[3]	$369,600	368,298
Jupiter Securitization Co., LLC 5.24%–5.25% due 6/7–6/21/2007[3]	132,846	132,546
JPMorgan Chase & Co. 5.22%–5.235% due 6/25–8/20/2007	118,300	117,460
Park Avenue Receivables Co., LLC 5.26% due 6/4/2007[3]	83,100	83,051
Bank of America Corp. 5.20%–5.225% due 6/1–9/28/2007	251,500	250,268
Ranger Funding Co. LLC 5.24%–5.255% due 6/6–6/7/2007[3]	70,000	69,934
CAFCO, LLC 5.215%–5.26% due 6/4–8/8/2007[3]	167,200	166,542
Ciesco LLC 5.22%–5.23% due 7/10–7/12/2007[3]	100,000	99,419
Citigroup Funding Inc. 5.24% due 7/9/2007	50,000	49,722
Freddie Mac 5.12%–5.145% due 6/26–8/27/2007	297,900	295,250
Clipper Receivables Co., LLC 5.24% due 6/5–7/24/2007[3]	192,100	191,311
State Street Corp. 5.23% due 6/11–6/12/2007	100,000	99,835
International Lease Finance Corp. 5.20%–5.21% due 6/8–7/23/2007	250,000	248,877
AIG Funding, Inc. 5.20% due 9/10/2007	25,000	24,634
Coca-Cola Co. 5.19%–5.21% due 6/25–9/18/2007[3]	241,000	238,416
Atlantic Industries 5.18% due 6/1/2007[3]	20,700	20,697
Variable Funding Capital Corp. 5.22%–5.255% due 6/5–7/20/2007[3]	216,900	216,052
Wal-Mart Stores Inc. 5.18%–5.20% due 6/26–7/31/2007[3]	212,900	211,968
Federal Home Loan Bank 5.115%–5.14% due 6/22–7/25/2007	183,300	182,049
AT&T Inc. 5.23%–5.25% due 6/21–7/30/2007[3]	161,800	160,986
IBM Capital Inc. 5.18%–5.20% due 6/7–6/18/2007[3]	99,900	99,722
IBM Corp. 5.22% due 6/6/2007[3]	50,000	49,958
General Electric Capital Corp. 5.22% due 8/14/2007	60,000	59,354
General Electric Capital Services, Inc. 5.22% due 8/23/2007	36,200	35,763
General Electric Co. 5.24% due 6/28/2007	23,800	23,703
Private Export Funding Corp. 5.20%–5.21% due 6/20–7/18/2007[3]	119,000	118,426
Johnson & Johnson 5.18% due 6/7–7/18/2007[3]	100,300	100,054
3M Co. 5.18%–5.20% due 6/14–6/28/2007	90,150	89,864
Merck & Co. Inc. 5.20% due 6/8–6/27/2007	71,531	71,278
Honeywell International Inc. 5.17%–5.21% due 8/31–9/10/2007[3]	70,400	69,405
Abbott Laboratories 5.22%–5.24% due 6/21–7/9/2007[3]	66,200	65,903
CIT Group, Inc. 5.24% due 6/7–6/12/2007[3]	50,900	50,812
FCAR Owner Trust I 5.24% due 7/17/2007	50,000	49,661
Paccar Financial Corp. 5.21% due 7/12/2007	49,900	49,610
NetJets Inc. 5.20%–5.22% due 6/11–8/7/2007[3]	47,400	47,170
E.I. duPont de Nemours and Co. 5.19%–5.20% due 6/14–6/29/2007[3]	45,000	44,866
Hershey Co. 5.18%–5.19% due 6/27–7/12/2007[3]	42,600	42,400
Three Pillars Funding, LLC 5.26% due 6/7/2007[3]	35,000	34,964
Colgate-Palmolive Co. 5.20% due 6/14/2007[3]	25,000	24,949
Caterpillar Financial Services Corp. 5.22% due 6/21/2007	25,000	24,927
Harvard University 5.18% due 8/22/2007	25,000	24,686
Triple-A One Funding Corp. 5.23% due 7/20/2007[3]	20,259	20,117
Fannie Mae 5.125% due 8/15/2007	1,800	1,781

Total short-term securities (cost: $4,426,310,000)		4,426,688

Total investment securities (cost: $20,422,341,000)		27,648,688
Other assets less liabilities		(72,318)

Net assets		$27,576,370

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities  in the portfolio. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio,  was $2,727,966,000, which represented 9.89% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 5/31/07 (000)

Williams-Sonoma, Inc.	6,000,000	—	—	6,000,000	$690	$203,340
Tractor Supply Co.	2,525,000	—	—	2,525,000	—	134,355
Medicis Pharmaceutical Corp., Class A	3,625,000	—	—	3,625,000	109	119,625
Mine Safety Appliances Co.	1,942,750	—	—	1,942,750	427	83,538
Talbots, Inc.	—	3,057,725	—	3,057,725	795	66,506
P.F. Chang’s China Bistro, Inc.	1,650,000	—	—	1,650,000	—	64,003
					$2,021	$671,367

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,308,547
Gross unrealized depreciation on investment securities	(82,285)
Net unrealized appreciation on investment securities	7,226,262
Cost of investment securities for federal income tax purposes	20,422,426

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-902-0707O-S6928

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: July 27, 2007

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 27, 2007